Deferred revenue and customer advances (Tables)	12 Months Ended
Mar. 31, 2018
Deferred revenue and customer advances
Schedule of respective balances of deferred revenue and customer advances

	As of March 31,
	2017	2018
	(in millions of RMB)
Deferred revenue	9,643	13,350
Customer advances	6,050	9,940

	15,693	23,290
Less: current portion	(15,052)	(22,297)

Non-current portion	641	993